SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Net operating loss carrying forwards	$ 29,470	$ 229,869	$ 36,293
Less: valuation allowance	(29,470)	(229,869)	(36,293)
Total deferred tax assets